Trade Payables and Other Current Liabilities - Additional Information) (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Other payables average term	6 months
Accounting payables related to confirming program	€ 3,900
Bottom of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	60 days
Top of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	90 days